TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Balance at the beginning of the year	$ 332	$ 243
Additions based on tax positions taken during a prior period	428	115
Reduction related to tax positions taken during a prior period	(19)	(2)
Reductions related to settlement of tax matters
Foreign currency translation adjustments	20	(24)
Balance at the end of the year	$ 761	$ 332